Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Revenue	$ 2,862,315	$ 1,817,191	$ 1,943,655
Cost of sales	(1,772,208)	(1,334,321)	(1,383,603)
Gross profit	1,090,107	482,870	560,052
Other income	19,552	26,893	18,218
Administrative expenses	(118,893)	(107,017)	(117,180)
Other expenses	(60,605)	(99,612)	(25,995)
Impairment of financial assets and reversal of impairment losses	(235)	4,684	(1,057)
Other losses	(2,638)	(5,313)	(383)
Profit from operating activities	927,288	302,505	433,655
Finance income	4,668	13,715	26,289
Finance costs	(84,626)	(82,199)	(76,939)
Share of profit of associates and joint ventures accounted for using the equity method	11,132	8,940	9,786
Foreign currency translation differences	(17,241)	(4,423)	(2,169)
Profit before taxes	841,221	238,538	390,622
Income tax expense	(249,016)	(70,179)	(110,019)
Net profit	592,205	168,359	280,603
Profit attributable to:
Profit attributable to Owners of the Parent	585,454	164,518	278,115
Profit attributable to Non-controlling interests	6,751	3,841	2,488
Net profit	$ 592,205	$ 168,359	$ 280,603
Earnings per share
Basic earnings per share (US$ per share)	$ 0.6251	$ 1.0567	$ 1.6711
Diluted earnings per share (US$ per share)	$ 0.6251	$ 1.0567	$ 1.6711